Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Operating lease right-of-use assets
Office premises	11,957,528	5,166,836	665,168
Printing machines	1,398,338	1,309,309	168,558
Operating lease right-of-use assets	13,355,866	6,476,145	833,726

Current operating lease obligation
Office premises	11,107,794	2,473,161	318,390
Printing machines	303,299	363,182	46,754
Total current operating lease obligation	11,411,093	2,836,343	365,144

Non-current operating lease obligation
Office premises	849,734	2,693,675	346,779
Printing machines	1,095,039	946,127	121,803
Total non-current operating lease obligation	1,944,773	3,639,802	468,582

Total operating lease obligation	13,355,866	6,476,145	833,726

Other supplemental information about the Company’s operating lease as of December 31, 2023 and 2024:

	As of December 31, 2023	As of December 31, 2024
Weighted average discount rate	3.00%	4.56%
Weighted average remaining lease term (years)	2.60	2.48

Schedule of Undiscounted Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule is as follows:

	As of December 31, 2024
For the years ending December 31,	HK$	US$
2025	3,020,699	388,879
2026	2,161,126	278,220
2027	1,428,297	183,876
2028	148,800	19,156
Total minimum lease payments	6,758,922	870,131
Less: imputed interest component	(282,777)	(36,405)
Lease liabilities recognized in the consolidated balance sheets	6,476,145	833,726